Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		28 Months Ended	164 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Aug. 31, 2009 Predecessor	Aug. 31, 2009 Predecessor Series A Preferred Stock	Aug. 31, 2009 Predecessor Series B Preferred Stock	Aug. 31, 2009 Predecessor Series D Preferred Stock
Cash flows from operating activities:
Net loss	$ (3,976,000)	$ (20,253,000)	$ (31,349,341)	$ (12,879,633)	$ (49,263,480)	$ (117,121,644)
Adjustments to reconcile net loss to net cash used in operating activities:
Reorganization items, net			0	0	72,477	(74,648,976)
Loss on extinguishment of debt	4,421,000	0
Gain on sale of Agera	(443,000)	0
Expense related to stock-based compensation	857,000	2,640,000	2,899,950	992,541	4,773,709	10,608,999
Warrant (income) expense	(17,192,000)	(815,000)	4,762,694	465,232	5,547,010	0
Derivative revaluation expense	23,000	5,866,000	5,451,518	0	5,451,518	0
Deferred tax benefit	(163,000)	0	0	0	0	0
Uncompensated contribution of services			0	0	0	755,556
Depreciation and amortization	604,000	76,000	157,756	8,085	165,841	9,091,990
Provision for doubtful accounts	0	(15,000)	17,701	(7,818)	(36,736)	337,810
Provision for excessive and/or obsolete inventory	0	(24,000)	(45,505)	(60,366)	(94,207)	259,427
Amortization of debt issue costs	112,000	0	0	0	0	4,107,067
Amortization of debt discounts on investments			0	0	0	(508,983)
Loss on disposal or impairment of property and equipment			0	0	0	17,668,477
Foreign exchange gain on substantial liquidation of foreign entity			(2,222)	(5,072)	(9,908)	(2,256,408)
Change in operating assets and liabilities, excluding effects of acquisition and disposition:
Decrease (increase) in accounts receivable	(82,000)	10,000	(3,524)	47,686	67,706	(91,496)
Decrease in other receivables	0	4,000	(947)	(4,033)	(240)	218,978
Increase in inventory	(306,000)	(33,000)	38,096	27,459	96,478	(455,282)
Decrease (increase) in prepaid expenses	574,000	(817,000)	(437,367)	42,799	(639,473)	34,341
Decrease in other assets			0	0	4,120	71,000
Increase (decrease) in accounts payable	(186,000)	(46,000)	802,920	851,102	1,761,644	57,648
Increase in accrued expenses, liabilities subject to compromise and other liabilities	420,000	1,115,000	816,083	1,256,140	1,646,429	3,311,552
Increase (decrease) in deferred revenue	80,000	13,000	55,400	0	55,400	(50,096)
Net cash used in operating activities	(15,257,000)	(12,279,000)	(16,836,788)	(9,265,878)	(30,401,712)	(148,610,040)
Cash flows from investing activities:
Acquisition of Agera, net of cash acquired			0	0	0	(2,016,520)
Purchase of property and equipment	(473,000)	(787,000)	(1,570,105)	(29,674)	(1,599,779)	(25,515,170)
Proceeds from the sale Agera, net of selling costs	1,002,000	0
Proceeds from the sale of property and equipment, net of selling costs			0	0	0	6,542,434
Purchase of investments			0	0	0	(152,998,313)
Proceeds from sales and maturities of investments			0	0	0	153,507,000
Net cash provided by (used in) investing activities	529,000	(787,000)	(1,570,105)	(29,674)	(1,599,779)	(20,480,569)
Cash flows from financing activities:
Proceeds from convertible debt			0	0	0	91,450,000
Offering costs associated with the issuance of convertible debt	(46,000)	0	0	0	0	(3,746,193)
Offering costs associated with issuance of debt			(100,000)	0	(100,000)	0
Proceeds from notes payable to shareholders, net			0	0	0	135,667
Proceeds from the issuance of redeemable preferred stock net	7,864,000	5,836,000					12,931,800	0	0
Proceeds from the issuance of common stock, net	0	20,679,000	22,167,978	3,469,400	27,437,378	93,753,857
Proceeds from the exercise of warrants	0	2,418,000	2,418,646	0	2,418,646	0
Costs associated with secured loan and debtor-in-possession loan			0	0	0	(360,872)
Proceeds from secured loan			0	0	0	500,471
Proceeds from debtor-in-possession loan			0	0	0	2,750,000
Payments on insurance loan	(97,000)	(57,000)	(80,578)	(63,683)	(166,152)	(79,319)
Principal payments on 12.5% note payable	(3,517,000)	(1,283,000)	(1,283,321)	0	(1,283,321)	0
Cash dividends paid on preferred stock	(157,000)	(559,000)	(623,096)	(139,750)	(762,846)	(1,087,200)
Cash paid for fractional shares of preferred stock			0	0	0	(38,108)
Merger and acquisition expenses			0	0	0	(48,547)
Repurchase of common stock			0	0	0	(26,024,280)
Net cash provided by financing activities	4,047,000	27,034,000	28,335,609	8,794,937	41,778,655	170,137,276
Effect of exchange rate changes on cash balances	0	4,000	2,541	5,865	11,555	(36,391)
Net increase (decrease) in cash and cash equivalents	(10,681,000)	13,972,000	9,931,257	(494,750)	9,788,719	1,010,276
Cash and cash equivalents, beginning of period	10,798,995	867,738	867,738	1,362,488	1,010,276
Cash and cash equivalents, end of period	118,000	14,840,000	10,798,995	867,738	10,798,995
Supplemental disclosures of cash flow information:
Cash paid for interest	1,161,000	435,000	435,096	0	435,096	12,715,283
Non-cash investing and financing activities:
Predecessor deemed dividend associated with beneficial conversion of preferred stock			0	0	0	11,423,824
Predecessor preferred stock dividend			0	0	0	1,589,861
Successor accrued preferred stock dividend	391,000	432,000	487,421	191,417	487,421	0
Predecessor uncompensated contribution of services			0	0	0	755,556
Predecessor common stock issued for intangible assets			0	0	0	540,000
Predecessor common stock issued in connection with conversion of debt	229,000	0	0	0	0	10,814,000
Predecessor equipment acquired through capital lease			0	0	0	167,154
Successor/Predecessor financing of insurance premiums			150,251	97,065	328,833	87,623
Successor issuance of notes payable			0	0	0	6,000,060
Successor common stock issued in connection with reorganization			0	0	0	5,472,000
Successor intangible assets			0	0	0	6,340,656
Successor deferred tax liability in connection with fresh-start			0	0	0	2,500,000
Elimination of Predecessor common stock and fresh start adjustment			0	0	0	14,780,320
Successor subscription receivable	550,000	2,039,000	550,020	210,000	550,020	0
Successor accrued warrant liability	11,078,000	4,994,000	4,994,307	7,071,010	12,381,509	0
Successor conversion of preferred stock Series A balance into common stock	0	1,203,000					0
Successor conversion of preferred stock derivative balance into common stock	79,000	7,237,000	7,290,647	0	7,654,647	0
Successor cashless exercise of warrants recorded previously as a liability	0	4,842,000	4,841,519	0	4,841,519	0
Successor accrued derivative liability	$ 815,000	$ 308,000	$ 252,318	$ 2,120,360	$ 2,372,678	$ 0